Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129672
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,410	$ 10,366	$ 11,026	$ 11,545	$ 11,925	$ 12,463	$ 12,653	$ 12,633	$ 12,941	$ 12,355	$ 12,809	$ 12,788	$ 13,397	$ 13,986	$ 13,580	$ 13,558	$ 15,149	$ 16,081	$ 17,155	$ 18,269	$ 18,946	$ 18,575	$ 17,747	$ 16,582	$ 15,801	$ 16,242	$ 16,188	$ 16,536	$ 17,401	$ 17,546	$ 19,024	$ 19,642	$ 20,643	$ 21,236	$ 21,151	$ 21,368	$ 22,670	$ 23,640	$ 24,972	$ 25,812
C000129673
Account Value [Line Items]
Accumulated Value	10,000	10,403	10,349	10,992	11,511	11,881	12,401	12,581	12,562	12,859	12,274	12,704	12,674	13,270	13,857	13,443	13,412	14,982	15,888	16,944	18,028	18,678	18,310	17,474	16,319	15,535	15,972	15,911	16,243	17,074	17,204	18,639	19,248	20,210	20,771	20,682	20,870	22,138	23,067	24,355	25,153
C000169047
Account Value [Line Items]
Accumulated Value	500,000	520,499	518,271	550,828	577,698	596,692	623,561	633,066	632,585	648,436	619,136	641,933	640,916	671,945	701,956	681,545	681,013	761,352	808,171	862,640	919,125	953,675	935,577	894,050	835,396	796,673	819,451	817,218	834,812	878,494	886,988	961,418	993,945	1,044,612	1,074,636	1,071,241	1,082,245	1,148,914	1,198,754	1,266,891	1,310,221
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value	10,000	10,375	10,393	11,040	11,427	11,741	12,450	12,622	12,704	13,148	12,464	12,795	12,634	13,171	13,996	13,269	13,239	14,769	15,664	16,681	17,966	18,596	18,312	17,802	16,876	16,060	16,566	16,674	16,980	17,895	18,061	19,575	20,185	21,373	21,946	21,929	22,379	23,983	25,096	26,470	27,843
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value	10,000	10,375	10,393	11,040	11,427	11,741	12,450	12,622	12,704	13,148	12,464	12,795	12,634	13,171	13,996	13,269	13,239	14,769	15,664	16,681	17,966	18,596	18,312	17,802	16,876	16,060	16,566	16,674	16,980	17,895	18,061	19,575	20,185	21,373	21,946	21,929	22,379	23,983	25,096	26,470	27,843
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 518,762	$ 519,658	$ 552,000	$ 571,345	$ 587,038	$ 622,487	$ 631,117	$ 635,212	$ 657,378	$ 623,177	$ 639,764	$ 631,688	$ 658,553	$ 699,792	$ 663,466	$ 661,969	$ 738,469	$ 783,222	$ 834,045	$ 898,304	$ 929,791	$ 915,587	$ 890,084	$ 843,808	$ 802,978	$ 828,301	$ 833,722	$ 849,009	$ 894,755	$ 903,064	$ 978,772	$ 1,009,263	$ 1,068,666	$ 1,097,295	$ 1,096,468	$ 1,118,964	$ 1,199,145	$ 1,254,784	$ 1,323,496	$ 1,392,152